Selling, General and Administrative expenses	12 Months Ended
Dec. 31, 2024
Selling, General and Administrative expenses
Selling, General and Administrative expenses

24.Selling, General and Administrative expenses

Selling, general and administrative expenses consist primarily of payroll and personnel related costs, and spending related to finance, information technology and human resource functions. Other general and administrative expenses include travel expenses, professional services fees, audit fees, insurance costs and general corporate expenses, including facilities-related expenses.

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Staff costs	10,665	8,738	7,811
Consulting and contractors’ fees	11,116	6,801	4,526
Legal fees	995	776	1,033
Rent	639	317	440
Facilities	166	209	226
Depreciation and amortization expense	1,284	1,042	914
IT	1,252	1,190	517
Travel	1,024	934	1,097
Insurance fees	511	985	1,504
Recruitment	741	207	245
Other	68	488	542
Total selling, general and administrative expenses	28,461	21,687	18,855

Selling, General and Administrative expenses increased by €6.8 million, or 31.2 % from €21.7 million for the year ended December 31, 2023 to €28.5 million for the year ended December 31, 2024 mainly due to an increase in costs to support the commercialization of Genio® system in Europe and scale up of the Company. As from 2024, consulting and contractor fees also include a provision in the amount of €0.7 million recognized under IAS 37 for the estimated future costs related to the replenishment of certain consumable components, reflecting a constructive obligation arising from business practices. This increase was partly offset by decrease in insurance and other.

Selling, General and Administrative expenses increased by €2.8 million, or 15.0 % from €18.9 million for the year ended December 31, 2022 to €21.7 million for the year ended December 31, 2023 mainly due to an increase of costs to support the commercialization of Genio system in Europe, scale up of the Company and also due to €0.5 million related to the start of a new ERP implementation. This increase was partly offset by decrease in insurance and legal fees.